Schedule of Other Income Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Other income - loan forgiveness	$ 965
Foreign currency transaction loss	(28)	(8)
Other	564	473
Total other income, net	$ 1,501	$ 465